CASH - Schedule of Cash in the Consolidated Statements of Financial Position (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash at banks	$ 1,511,760	$ 765,099
Cash in transit	0	71,808
Cash in the consolidated statements of financial position	$ 1,511,760	$ 836,907